Business Combination	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination	Business Combination
On July 31, 2018, we acquired a 66.7% equity stake in Silversea Cruise Holding Ltd. ("Silversea Cruises"), an ultra-luxury and expedition cruise line, from Heritage Cruise Holding Ltd. ("HCH"), previously known as Silversea Cruises Group Ltd. Silversea Cruises enhances our presence in the ultra-luxury and expedition markets and provides us with an opportunity to drive long-term capacity growth in these markets.
The purchase price consisted of $1.02 billion in cash, net of assumed liabilities, and contingent consideration that can range from zero up to a maximum of approximately 472,000 shares of our common stock, and is payable upon achievement of certain 2019-2020 performance metrics by Silversea Cruises. The fair value of the contingent consideration at the acquisition date was $44.0 million. Changes to the fair value of the contingent consideration are recorded in our results of operations, if any, in the period of the change. Refer to Note 18. Fair Value Measurements and Derivative Instruments for further information on the valuation of the contingent consideration.
To finance a portion of the purchase price, we drew in full on a $700 million unsecured credit agreement and the remainder of the transaction consideration was financed through the use of our revolving credit facilities. Refer to Note 9. Debt for further information on the credit agreement.
We have accounted for this transaction under the provisions of ASC 805, Business Combinations. The purchase price for the Silversea Cruises acquisition was allocated based on estimates of the fair value of assets acquired and liabilities assumed at the acquisition date, with the excess allocated to goodwill. Goodwill is not deductible for tax purposes and consisted primarily of the opportunity to expand our cruise operations in strategic growth areas.
For reporting purposes, we included Silversea Cruises’ results of operations on a three-month reporting lag from October 1, 2018 through September 30, 2019 in our consolidated results of operations for the year ended December 31, 2019 and from the July 31, 2018 date of acquisition through September 30, 2018 in our consolidated results of operations for the year ended December 31, 2018. We have included Silversea Cruises' balance sheets as of September 30, 2019 and 2018 in our consolidated balance sheets as of December 31, 2019 and 2018, respectively. Refer to Note 1. General for further information on this three-month reporting lag.
There were no material measurement period adjustments recorded for the year ended December 31, 2019.
The following table summarizes the purchase price allocation based on estimated fair values of the assets acquired and liabilities assumed related to the Silversea Cruises acquisition as of July 31, 2018. Our purchase price allocation was final during 2019.

(in thousands)	Estimated Fair Value as of Acquisition Date (as Previously Reported)	Measurement Period Adjustments (1)	Estimated Fair Value as of Acquisition Date (as Adjusted)
Assets
Cash and cash equivalents	$103,865	$—	$103,865
Trade and other receivables, net	7,163	—	7,163
Inventories	18,331	—	18,331
Prepaid expenses and other assets(2)	120,496	—	120,496
Derivative financial instruments	2,886	—	2,886
Property and equipment, net(3)	1,114,270	—	1,114,270
Goodwill	1,090,010	(5,224)	1,084,786
Other assets(4)	498,457	—	498,457
Total assets acquired	2,955,478	(5,224)	2,950,254
Liabilities
Current portion of long-term debt(5)	26,851	—	26,851
Accounts payable	36,960	—	36,960
Accrued interest	1,773	—	1,773
Accrued expenses and other liabilities	82,531	(5,224)	77,307
Customer deposits	453,798	—	453,798
Long-term debt(5)	727,935	—	727,935
Other long-term liabilities	23,860	—	23,860
Total liabilities assumed	1,353,708	(5,224)	1,348,484
Redeemable noncontrolling interest(6)	537,770	—	537,770
Total purchase price	$1,064,000	$—	$1,064,000

(1) As a result of additional information obtained about facts and circumstances that existed as of the acquisition date, we recorded measurement period adjustments during 2019, which resulted in a net decrease to Goodwill of $5.2 million.
(2) Amount includes $32.0 million of cash held as collateral with credit card processors as of July 31, 2018.
(3) Property and equipment, net includes two ships under capital lease agreements amounting to $156.0 million as of July 31, 2018. The respective capital lease liabilities are reported within Long-term debt. Refer to Note 9. Debt for further information on the capital lease financing arrangements.
(4) Amount includes $494.6 million of intangible assets. Refer to Note 6. Intangible Assets for further information on the intangible assets acquired.
(5)  Refer to Note 9. Debt for further information on long-term debt assumed.
(6)  Refer to Note 11. Redeemable Noncontrolling Interest for further information on the redeemable noncontrolling interest recorded.
As of December 31, 2018, intangible assets, net include intangible assets acquired in the Silversea Cruises acquisition, which were recorded at fair value at acquisition date as follows:

	Fair Value at Acquisition Date (in thousands)	Weighted Average Amortization Period (Years)
Silversea Cruises trade name	$349,500	Indefinite-life
Customer relationships	97,400	15
Galapagos operating license	36,100	16
Other finite-life intangible assets	11,560	2
Total intangible assets	$494,560
Similar to our other ship-operating and vessel-owning subsidiaries, Silversea Cruises is currently exempt from U.S. corporate tax on U.S. source income from the international operation of ships pursuant to Section 883 of the Internal Revenue Code. Additionally, the deferred tax liability recognized in connection with the acquisition of Silversea Cruises was not material to our consolidated financial statements and there were no net operating losses recognized as of December 31, 2018.
For the year ended December 31, 2018, Total revenues and Net Income in our consolidated statements of comprehensive income (loss) include $130.1 million and $3.3 million, respectively, of revenues and net income from Silversea Cruises since the date of acquisition through September 30, 2018. For the year ended December 31, 2018, our results of operations also include transaction-related costs of $31.8 million, which were included primarily within Marketing, selling and administrative expenses in our consolidated statements of comprehensive income (loss).
Pro-forma financial results relating to the Silversea Cruises acquisition are not presented, as this acquisition was not material to our consolidated results of operations.